Financing Receivable (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable
Financing receivable	$ 43,864,192	$ 0
Financing receivable carrying value	$ 46,159,268
Financing receivable annual interest rate	6.50%
Principal amount	$ 42,412,500
Interest receivable amount	1,451,692
Net financing interest income	$ 1,400,227